Net Income per Share (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Net Income per Share [Abstract]
Common Stock Warrants Issued To U.S. Treasury Under Capital Purchase Program In December 2008	764,778
Incremental Common Shares Attributable to Call Options and Warrants	764,778